INVESCO SECTOR FUNDS, INC.

            INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
       INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
           INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
          INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K
     INVESCO GOLD & Precious Metals Fund--Investor Class, Class A, B, and C INVESCO Real Estate Opportunity Fund--Investor Class, Class A, B, and C
            INVESCO Utilities Fund--Investor Class, Class A, B, and C


      Supplement dated August 1, 2003 to the Prospectus dated July 31, 2003


                      INVESCO REAL ESTATE OPPORTUNITY FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Real Estate Opportunity Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Real Estate Fund ("Buying Fund"), a series of AIM Advisor Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is high total return.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                              INVESCO TELECOMMUNICATIONS FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Telecommunications Fund ("Selling Fund"), would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), both of which are series of Seller (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to both Selling Fund and Buying Fund. The investment advisor is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of various funds within the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds within the INVESCO Family of Funds will allow INVESCO to concentrate on managing its core products.

AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are the same. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                           Investor Class    Class A          Class B       Class C       Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                None          5.50%            None          None          None

Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares            None          None(1)          5.00%(2)      1.00%(2)      None(1)

Maximum Sales Charge on reinvested
  dividends/distributions                       None          None             None          None          None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may
be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales

Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                           Investor
                           Class            Class A           Class B           Class C          Class K

Initial Sales Charge       None             5.50%             None              None             None

CDSC(1)                    None             1% on certain     1%-5% for         1% for shares    0.70% on certain
                                            purchases held    shares held       held less than   purchases
                                            less than 18      less than         12 months        held less than
                                            months            6 years                            12 months

12b-1 Fee                  0.25%            0.35%             1.00%             1.00%            0.45%

12b-1 Fee
(Utilities Fund Only)      0.25%            0.25%             1.00%             1.00%            None

Conversion                 No               No                Yes(2)            No               No

Purchase Order
Maximum                    None             None              $250,000          $1,000,000       None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) for Class A and Class K Shares. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

     CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

     Year Since
     Purchase Made                  Class B           Class C

     First                          5%                1%
     Second                         4%                None
     Third                          3%                None
     Fourth                         3%                None
     Fifth                          2%                None
     Sixth                          1%                None
     Seventh and following          None(1)           None

     (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

     RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

     LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     You will not pay a CDSC:
          |X|  if you purchase less than $1,000,000 of Class A shares;
          |X| if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          |X| if you redeem Class B shares you held for more than six years; |X| if you redeem Class C shares you held for more than twelve
               months;
          |X| if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          |X| if you redeem shares acquired through reinvestment of dividends and distributions;
          |X| if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
          |X| if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
          |X|  on increases in the net asset value of your shares;
          |X|  to pay account fees;
          |X| for IRA distributions due to death or disability or periodic distribution based on life expectancy;
          |X| to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          |X| for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."


                          INVESCO HEALTH SCIENCES FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

ANDY SUMMERS is a Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.


                             INVESCO TECHNOLOGY FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

CHRIS DRIES is a Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from the University of Colorado at Boulder.

MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.